Regulatory matters - Approved Annual Revenue Increases (Details) - USD ($) $ in Thousands								1 Months Ended		12 Months Ended
	Aug. 30, 2018	Jul. 01, 2018	May 01, 2018	Jan. 01, 2018	Jul. 01, 2017	Jun. 07, 2017	Mar. 01, 2016	Nov. 30, 2018	Mar. 31, 2017	Dec. 31, 2018
Missouri Department of Public Utilities
Regulatory Liabilities [Line Items]
Approved revenue increase	$ (17,837)	$ 4,600
New Hampshire Public Utilities Commission
Regulatory Liabilities [Line Items]
Approved revenue increase			$ 10,711
Recoupment of difference between final and temporary rates					$ 1,326			$ 280
Arizona Corporate Commission
Regulatory Liabilities [Line Items]
Approved revenue increase							$ 2,367
Massachusetts Department of Public Utilities
Regulatory Liabilities [Line Items]
Approved revenue increase			$ 3,676				$ 7,800		$ 500	$ 8,300
California Public Utilities Commission
Regulatory Liabilities [Line Items]
Approved revenue increase				$ 2,175
Illinois Commerce Commission
Regulatory Liabilities [Line Items]
Approved revenue increase						$ 2,200
Various
Regulatory Liabilities [Line Items]
Approved revenue increase										3,048
Missouri Water System
Regulatory Liabilities [Line Items]
Approved revenue increase										1,015
Litchfield Park Water And Sewer
Regulatory Liabilities [Line Items]
Approved revenue increase										617
Park Water Georgia
Regulatory Liabilities [Line Items]
Approved revenue increase										1,531
Gas Rate Adjustment Mechanism
Regulatory Liabilities [Line Items]
Approved revenue increase										$ 115